united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, New York 10022

(Address of principal executive offices) (Zip code)

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/16

Item 1. Reports to Shareholders.

Semi-Annual Report

September 30, 2016

Distributed by RFS Partners, LP, member FINRA

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

AR Capital Real Estate Income Fund
Portfolio Review, September 30, 2016 (Unaudited)

Total returns for the six months ending September 30, 2016, compared to its broad market indices:

				Annualized
	Six Months	One Year	Three Year	Since Inception [4]
Class A (without sales charge)	6.08%	16.52%	12.62%	9.58%
Class A (with sales charge)	1.33%	11.25%	10.89%	8.07%
Class C	5.61%	15.90%	11.89%	8.83%
Class C (assuming imposition of deferred sales charge)	4.61%	14.90%	11.89%	8.83%
Advisor Class	6.16%	16.55%	12.83%	9.76%
FTSE/NAREIT All Equity REITs Index [1]	6.34%	20.60%	13.67%	10.73%
Barclays U.S. Aggregate Bond Index [2]	2.68%	5.19%	4.03%	3.41%
S&P 500 Total Return Index [3]	6.40%	15.43%	11.16%	11.03%

1	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index.

2	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

3	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4	Inception of the Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, are 2.46%, 3.21% and 2.21%, respectively, as stated in the prospectus dated August 1, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, are 1.40%, 2.15% and 1.15%, respectively, as stated in the prospectus dated August 1, 2015. The current fee waiver and reimbursement arrangements will remain in effect indefinitely. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS - Shopping Centers	22.1%
REITS - Regional Malls	17.0%
REITS - Office Property	14.5%
REITS - Mortgage	9.9%
REITS - Warehouse/Industrial	7.9%
REITS - Apartments	5.9%
REITS - Hotels	5.1%
REITS - Healthcare	4.4%
REITS - Manufactured Homes	3.0%
REITS - Storage	2.0%
Other/Cash & Equivalents	8.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital BDC Income Fund
Portfolio Review, September 30, 2016 (Unaudited)

Total returns for the six months ending September 30, 2016, compared to its broad market indices:

			Annualized
	Six Months	One Year	Since Inception [3]
Class A (without sales charge)	11.33%	15.98%	3.08%
Class A (with sales charge)	6.33%	10.74%	1.14%
Class C	10.92%	15.15%	1.56%
Class C (assuming imposition of deferred sales charge)	9.92%	14.15%	1.56%
Advisor Class	11.43%	14.77%	2.72%
Wells Fargo BDC Index 1	12.96%	22.61%	3.30%
S&P 500 Total Return Index [2]	6.40%	15.43%	6.53%

1	The Wells Fargo Business Development Company Index is a float-adjusted, capitalization-weighted index that is intended to measure the performance of all BDCs that are listed on the New York Stock Exchange or NASDAQ and satisfy specified market capitalization and other eligibility requirement. To qualify as a BDC, the company must be registered with the Securities and Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. Investors cannot invest directly in an index.

2	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3	Inception of the Fund is April 22, 2014; the commencement of operations and start of performance is May 2, 2014, for Class A shares, Advisor Class shares and Indices. Class C shares commenced operations on September 9, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 14.83%, 15.58% and 14.58%, respectively, as stated in the supplement to the prospectus dated November 3, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 9.30%, 10.05% and 9.05%, respectively, as stated in the supplement to the prospectus dated November 3, 2015. The current fee waiver and reimbursement arrangements will remain in effect indefinietly. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
Investment Companies	87.2%
Diversified Financial Services	11.8%
Other/Cash & Equivalents	1.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital Global Real Estate Income Fund
Portfolio Review, September 30, 2016 (Unaudited)

Total returns for the six months ending September 30, 2016, compared to its broad market indices:

			Annualized
	Six Months	One Year	Since Inception [3]
Class A (without sales charge)	4.11%	11.02%	0.41%
Class A (with sales charge)	(0.62)%	6.07%	(1.72)%
Class C	3.58%	10.37%	(0.25)%
Class C (assuming imposition of deferred sales charge)	2.58%	9.37%	(0.25)%
Advisor Class	4.17%	11.22%	0.65%
FTSE EPRA/NAREIT Global Index [1]	6.34%	20.60%	10.96%
S&P 500 Total Return Index [2]	6.40%	15.43%	7.69%

1	The FTSE EPRA/NAREIT Global Index measures the total return, stated in U.S. dollar terms, of the size- and liquidity-screened stocks in both developed and emerging markets of the publicly traded real estate companies which qualify for REIT status under the tax law in the country of domicile. Investors cannot invest directly in an index.

2	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3	Inception of the Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 4.85%, 5.60% and 4.60%, respectively, as stated in the prospectus dated August 1, 2015. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 1.52%, 2.27% and 1.27%, respectively, as stated in the prospectus dated August 1, 2015. The current fee waiver and reimbursement arrangements will remain in effect indefinitely. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS/REAL ESTATE - Retail	20.9%
REITS/REAL ESTATE - Diversified	19.9%
REITS/REAL ESTATE - Office	14.8%
REITS/REAL ESTATE - Commercial Mortgage	6.7%
REITS/REAL ESTATE - Healthcare	6.7%
REITS/REAL ESTATE - Apartments Residential	6.5%
REITS/REAL ESTATE - Malls	5.4%
REITS/REAL ESTATE - Residential	4.4%
REITS/REAL ESTATE - Warehouse/Industrial	3.3%
REITS/REAL ESTATE - Manufactured Homes	2.8%
Other/Cash & Equivalents	8.6%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

AR Capital Real Estate Income Fund

Schedule of Investments, September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCK - 58.4%
	REITS - APARTMENTS - 5.9%
7,000	Apartment Investment & Management Co.	$321,370
1,069	AvalonBay Communities, Inc.	190,111
7,100	Equity Residential	456,743
		968,224
	REITS - HEALTHCARE - 4.4%
5,500	Healthcare Trust of America, Inc.	179,410
6,714	Omega Healthcare Investors, Inc.	238,011
12,000	Physicians Realty Trust	258,480
606	Welltower, Inc.	45,311
		721,212
	REITS - MANUFACTURED HOMES - 3.0%
3,100	Equity LifeStyle Properties, Inc.	239,258
3,200	Sun Communities, Inc.	251,136
		490,394
	REITS - MORTGAGE - 5.6%
17,467	Apollo Commercial Real Estate Finance, Inc.	285,935
10,095	Blackstone Mortgage Trust, Inc.	297,298
14,356	Starwood Property Trust, Inc.	323,297
		906,530
	REITS - OFFICE PROPERTY - 11.0%
1,550	Alexandria Real Estate Equities, Inc.	168,594
918	Boston Properties, Inc.	125,114
8,900	Corporate Office Properties Trust	252,315
3,400	Digital Realty Trust, Inc.	330,208
9,000	Empire State Realty Trust, Inc. - Cl. A	188,550
4,700	Kilroy Realty Corp.	325,945
6,100	Mack-Cali Realty Corp.	166,042
2,200	SL Green Realty Corp.	237,820
		1,794,588
	REITS - REGIONAL MALLS - 8.4%
14,600	General Growth Properties, Inc.	402,960
3,940	Macerich Co.	318,628
3,125	Simon Property Group, Inc.	646,906
		1,368,494
	REITS - SHOPPING CENTERS - 10.9%
31,900	Brixmor Property Group, Inc.	886,501
18,108	DDR Corp.	315,622
5,600	Kimco Realty Corp.	162,120
25,000	Retail Properties of America, Inc. - Cl. A	420,000
		1,784,243
	REITS - STORAGE - 2.0%
4,000	Extra Space Storage, Inc.	317,640

	REITS - WAREHOUSE INDUSTRIAL - 7.2%
15,300	Duke Realty Corp.	418,149
2,246	EPR Properties	176,850
10,000	Liberty Property Trust	403,500
7,400	Rexford Industrial Realty, Inc.	169,386
		1,167,885

	TOTAL COMMON STOCK (Cost - $8,810,087)	9,519,210

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund

Schedule of Investments, September 30, 2016 (Unaudited) (Continued)

Shares		Value
	PREFERRED STOCK - 33.4%
	REITS - HOTELS - 5.1%
5,900	Chesapeake Lodging Trust, 7.750%	$152,220
25,664	Summit Hotel Properties, Inc., 7.875%	675,171
		827,391
	REITS - MORTGAGE - 4.3%
7,900	ARMOUR Residential REIT, Inc., 7.875%	183,596
20,021	NorthStar Realty Finance Corp., 8.875%	511,136
		694,732
	REITS - OFFICE PROPERTY - 3.5%
11,570	Alexandria Real Estate Equities, Inc.	295,845
4,000	Corporate Office Properties Trust, 7.375%	103,600
800	Digital Realty Trust, Inc., 5.875%	20,496
567	PS Business Parks, Inc., 5.750%	14,459
5,698	PS Business Parks, Inc., 6.450%	145,014
		579,414
	REITS - REGIONAL MALLS - 8.6%
28,054	CBL & Associates Properties, Inc., 6.625%	708,644
27,000	General Growth Properties, Inc., 6.375%	699,300
		1,407,944
	REITS - SHOPPING CENTERS - 11.2%
17,297	Cedar Realty Trust, Inc., 7.250%	444,531
22,250	DDR Corp., 6.250%	580,057
12,197	Kimco Realty Corp., 6.000%	315,536
19,200	Regency Centers Corp., 6.625%	491,328
		1,831,452
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%	2,618

	REITS - WAREHOUSE/INDUSTRIAL - 0.7%
4,280	STAG Industrial, Inc., 6.625%	109,868

	TOTAL PREFERRED STOCK (Cost - $4,899,142)	5,453,419

Par Value
	BONDS & NOTES - 1.6%
	REITS - 1.6%
$250,000	Sabra Health Care LP, 5.500%, 02/01/2021	262,187
	TOTAL BONDS & NOTES (Cost - $249,112)	262,187

Shares
	SHORT-TERM INVESTMENTS - 4.8%
786,145	BlackRock Liquidity Funds T-Fund Portfolio, 0.21% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $786,145)	786,145

	TOTAL INVESTMENTS - 98.2% (Cost - $14,744,486) [2]	$16,020,961
	OTHER ASSETS LESS LIABILITIES - 1.8%	285,940
	NET ASSETS - 100.0%	$16,306,901

LP - Limited Partnership

REIT - Real Estate Investment Trust

[1]	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

[2]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $14,762,727 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,272,801
Unrealized depreciation:	(14,567)
Net unrealized appreciation:	$1,258,234

See accompanying notes to financial statements.

AR Capital BDC Income Fund

Schedule of Investments, September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCK - 89.6%
	DIVERSIFIED FINANCIAL SERVICES - 11.8%
195,410	NewStar Financial, Inc. *	$1,897,431

	INVESTMENT COMPANIES - 77.8%
99,084	Alcentra Capital Corp.	1,287,101
159,009	American Capital Ltd. *	2,688,842
66,147	Fifth Street Asset Management, Inc. - Cl. A	364,470
276,914	Fifth Street Finance Corp.	1,608,870
196,263	Fifth Street Senior Floating Rate Corp.	1,680,011
108,931	Garrison Capital, Inc.	1,103,471
40,910	Harvest Capital Credit Corp.	497,875
64,576	Hercules Capital, Inc.	875,651
30,140	Solar Capital Ltd.	618,473
53,392	THL Credit, Inc.	508,826
121,703	TriplePoint Venture Growth BDC Corp.	1,290,052
		12,523,642

	TOTAL COMMON STOCK (Cost - $13,682,301)	14,421,073

	PREFERRED STOCK - 9.4%
	INVESTMENT COMPANIES - 9.4%
14,866	Capitala Finance Corp., 7.125%	380,570
22,611	Oxford Lane Capital Corp., 8.125%	582,233
21,439	Saratoga Investment Corp., 7.500%	552,054
	TOTAL PREFERRED STOCK (Cost - $1,495,536)	1,514,857

	SHORT-TERM INVESTMENTS - 1.1%
178,319	BlackRock Liquidity Funds T-Fund Portfolio, 0.21% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $178,319)	178,319

	TOTAL INVESTMENTS - 100.1% (Cost - $15,356,156) [2]	$16,114,249
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(10,196)
	NET ASSETS - 100.0%	$16,104,053

*	Non-income producing security.

[1]	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

[2]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $16,055,937 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,292,230
Unrealized depreciation:	(1,233,918)
Net unrealized appreciation:	$58,312

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund

Schedule of Investments, September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCK - 92.8%
	REITS/REAL ESTATE - APARTMENTS RESIDENTIAL - 6.5%
1,250	ADO Properties SA	$50,005
7,500	Citycon OYJ	19,107
275	Deutsche EuroShop AG	12,785
3,100	Sponda OYJ	15,947
2,300	UDR, Inc. - REIT	82,777
		180,621
	REITS/REAL ESTATE - COMMERCIAL MORTGAGE - 6.7%
4,595	Apollo Commercial Real Estate Finance, Inc.	75,220
3,769	Blackstone Mortgage Trust, Inc.	110,997
		186,217
	REITS/REAL ESTATE - DIVERSIFIED - 19.9%
6,200	British Land Co. PLC	50,887
275	Gecina SA	43,331
2,250	Great Portland Estates PLC	18,489
3,100	Inmobiliaria Colonial SA	22,545
6,860	Intu Properties PLC	26,429
1,750	Land Securities Group PLC	24,026
350	LEG Immobilien AG	33,546
6,500	Lexington Realty Trust - REIT	66,950
1,700	Liberty Property Trust	68,595
3,225	Merlin Properties Socimi SA	38,161
2,000	Mitsui Fudosan Co. Ltd.	42,593
5,200	Segro PLC	30,630
1,600	TLG Immobilien AG	36,110
5,570	UNITE Group PLC	45,869
150	Wereldhave NV	7,596
		555,757
	REITS/REAL ESTATE - HEALTHCARE - 6.7%
900	National Health Investors, Inc.	70,632
900	Omega Healthcare Investors, Inc.	31,905
1,150	Welltower, Inc.	85,985
		188,522
	REITS/REAL ESTATE - MALLS - 5.4%
1,950	General Growth Properties, Inc.	53,820
12,250	Scentre Group	44,245
250	Simon Property Group, Inc.	51,752
		149,817
	REITS/REAL ESTATE - MANUFACTURED HOMES - 2.8%
1,000	Equity LifeStyle Properties, Inc.	77,180

	REITS/REAL ESTATE - OFFICE - 14.8%
720	Alexandria Real Estate Equities, Inc.	78,314
800	Alstria Office REIT - AG	10,986
470	Boston Properties, Inc.	64,056
2,400	Corporate Office Properties Trust	68,040
625	Derwent London PLC	21,118
325	ICADE	25,356
2,700	Mack-Cali Realty Corp.	73,494
2	Nippon Building Fund, Inc.	12,655
560	SL Green Realty Corp.	60,536
		414,555
	REITS/REAL ESTATE - RESIDENTIAL - 4.4%
164	AvalonBay Communities, Inc.	29,166
2,500	Vonovia SE	94,760
		123,926

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund

Schedule of Investments, September 30, 2016 (Unaudited) (Continued)

Shares		Value
	COMMON STOCK - 92.8% (Continued)
	REITS/REAL ESTATE - RETAIL - 20.9%
4,900	Brixmor Property Group, Inc.	$136,171
3,400	DDR Corp.	59,262
275	Eurocommercial Properties NV - ADR	12,416
1,320	Hammerson PLC	10,066
2,500	Kimco Realty Corp.	72,375
1,362	Klepierre	62,511
439	Mercialys SA	10,562
4,000	Retail Properties of America, Inc. - Cl. A	67,200
430	Unibail-Rodamco SE	115,927
167	Vastned Retail NV	6,744
4,100	Westfield Corp.	30,693
		583,927
	REITS/REAL ESTATE - STORAGE - 1.4%
8,000	Safestore Holdings PLC	40,034

	REITS/REAL ESTATE - WAREHOUSE/INDUSTRIAL - 3.3%
2,050	Duke Realty Corp.	56,026
13,250	LondonMetric Property PLC	27,556
3	Nippon Prologis REIT, Inc.	7,581
		91,163

	TOTAL COMMON STOCK (Cost - $2,575,192)	2,591,719

	SHORT-TERM INVESTMENTS - 5.5%
155,203	Blackrock Liquid Funds T-Fund Portfolio, 0.21% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $155,203)	155,203

	TOTAL INVESTMENTS - 98.3% (Cost - $2,730,395) [2]	$2,746,922
	OTHER ASSETS LESS LIABILITIES - 1.7%	47,049
	NET ASSETS - 100.0%	$2,793,971

ADR - American Depositary Receipt

PLC - Public Liability Company

REIT - Real Estate Investment Trust

[1]	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

[2]	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $2,785,691 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$137,252
Unrealized depreciation:	(176,021)
Net unrealized depreciation:	$(38,769)

As of September 30, 2016, the Fund’s Long-Term Holdings were divided among countries as follows:

Country	Percentage
Australia	2.7%
Britain	10.6%
Finland	1.3%
France	9.2%
Germany	8.5%
Japan	2.2%
Netherlands	1.0%
Spain	2.2%
United States	55.1%
Total Long-Term Holdings:	92.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2016.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Assets and Liabilities, September 30, 2016 (Unaudited)

	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Global Real Estate
	Income Fund	Fund	Income Fund

ASSETS
Investment securities:
At cost	$14,744,486	$15,356,156	$2,730,395
At value	$16,020,961	$16,114,249	$2,746,922
Cash	—	1,122	—
Foreign currency (cost $36,847)	—	—	31,949
Receivable for securities sold	238,788	—	—
Dividend and interest receivable	113,803	52,359	13,791
Receivable due from adviser	—	—	18,164
Prepaid expenses and other assets	10,021	9,836	3,430
TOTAL ASSETS	16,383,573	16,177,566	2,814,256

LIABILITIES
Cash due to Custodian	59	—	—
Payable for Fund shares redeemed	25,025	15,627	—
Payable for investment advisory fees	15,431	19,417	—
Payable for distribution (12b-1) fees	16,531	18,946	3,022
Payable for administration fees	459	622	—
Payable for fund accounting fees	1,681	1,663	570
Payable for transfer agent fees	361	334	53
Payable for Trustee fees	928	883	911
Accrued expenses and other liabilities	16,197	16,021	15,729
TOTAL LIABILITIES	76,672	73,513	20,285
NET ASSETS	$16,306,901	$16,104,053	$2,793,971

NET ASSETS CONSIST OF:
Paid in capital	$12,530,411	$19,083,706	$4,264,208
Accumulated net investment income (loss)	336,194	252,821	(64,078)
Accumulated net realized gain (loss) from investments, and foreign currency transactions	2,163,821	(3,990,567)	(1,417,455)
Net unrealized appreciation (depreciation) on investments, and foreign currency translations	1,276,475	758,093	11,296
NET ASSETS	$16,306,901	$16,104,053	$2,793,971

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$9,868,456	$10,933,425	$1,537,010
Shares of beneficial interest outstanding[1]	879,438	1,174,773	167,794
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[2]	$11.22	$9.31	$9.16
Maximum offering price per share (maximum sales charge of 4.50%)	$11.75	$9.75	$9.59

Class C Shares:
Net Assets	$5,846,454	$4,781,669	$749,700
Shares of beneficial interest outstanding[1]	524,349	516,308	82,051
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share[3]	$11.15	$9.26	$9.14

Advisor Class Shares:
Net Assets	$591,991	$388,959	$507,261
Shares of beneficial interest outstanding[1]	52,814	42,318	55,288
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.21	$9.19	$9.17

1	Unlimited number of shares authorized at $0 par value.

2	Investments in Class A shares greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within one year of purchase.

3	Investments in Class C shares are subject to a 1% CDSC on shares redeemed within one year of purchase.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Operations for the Six Months Ended September 30, 2016 (Unaudited)

	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Global Real Estate
	Income Fund	Fund	Income Fund

INVESTMENT INCOME
Dividends	$366,064	$696,337	$45,986
Interest	9,607	178	522
Less: Foreign withholding taxes	—	—	(5,189)
TOTAL INVESTMENT INCOME	375,671	696,515	41,319

EXPENSES
Investment advisory fees	70,629	78,425	13,669
Distribution (12b-1) fees:
Class A	13,124	14,936	2,074
Class C	31,543	24,375	4,300
Administration services fees	11,560	11,063	12,966
Transfer agent fees	20,365	20,571	17,963
Legal fees	13,986	32,700	21,310
Registration fees	26,932	28,635	23,513
Insurance expense	18,630	19,312	3,944
Accounting services fees	14,013	14,010	12,922
Audit fees	1,103	6,444	10,001
Printing and postage expenses	5,951	6,442	175
Trustees’ fees and expenses	6,415	6,344	6,368
Professional fees	4,881	4,881	4,763
Compliance officer fees	4,470	4,470	4,362
Custodian fees	2,182	4,515	6,331
Non 12b-1 shareholder servicing	—	—	—
Other expenses	—	—	88
TOTAL EXPENSES	245,784	277,123	144,749

Less: Fees waived/reimbursed by the Adviser	(98,824)	(128,502)	(118,846)

NET EXPENSES	146,960	148,621	25,903

NET INVESTMENT INCOME	228,711	547,894	15,416

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,312,081	277,002	167,907
Foreign currency transactions	—	—	(478)
Net realized gain (loss)	1,312,081	277,002	167,429
Net change in unrealized appreciation (depreciation) on:
Investments	(533,397)	1,055,326	(54,905)
Foreign currency transactions	—	—	(4,806)
Net change in unrealized appreciation (depreciation)	(533,397)	1,055,326	(59,711)

NET REALIZED AND UNREALIZED GAIN
FROM INVESTMENTS	778,684	1,332,328	107,718

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,007,395	$1,880,222	$123,134

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Changes in Net Assets

	AR Capital		AR Capital		AR Capital
	Real Estate Income Fund		BDC Income Fund		Global Real Estate Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income	$228,711	$892,549	$547,894	$1,875,209	$15,416	$319,090
Net realized gain (loss) from investments	1,312,081	1,142,444	277,002	(4,163,727)	167,429	(1,300,494)
Net change in unrealized appreciation (depreciation) on investments	(533,397)	(2,384,622)	1,055,326	(195,811)	(59,711)	246,560
Net increase (decrease) in net assets resulting from operations	1,007,395	(349,629)	1,880,222	(2,484,329)	123,134	(734,844)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(82,357)	(694,893)	(212,321)	(1,157,495)	(7,703)	(144,576)
Class C	(37,064)	(338,830)	(75,039)	(374,180)	(2,640)	(64,278)
Advisor Class	(5,843)	(278,588)	(7,713)	(364,165)	(2,645)	(162,098)
From net realized gains:
Class A	—	(776,435)	—	—	—	—
Class C	—	(437,077)	—	—	—	—
Advisor Class	—	(97,202)	—	—	—	—
From return of capital:
Class A	—	—	—	—	—	(30,050)
Class C	—	—	—	—	—	(11,266)
Advisor Class	—	—	—	—	—	(5,987)

Net decrease in net assets resulting from distributions to shareholders	(125,264)	(2,623,025)	(295,073)	(1,895,840)	(12,988)	(418,255)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,556	4,796,313	172,322	11,709,634	1,448	4,198,916
Class C	51,781	2,878,885	25,000	5,161,301	22,419	1,089,147
Advisor Class	—	1,674,841	—	11,925,742	—	407,416
Net asset value of shares issued in reinvestment of distributions:
Class A	72,342	1,319,066	130,885	797,018	6,523	151,872
Class C	29,762	657,944	40,925	209,734	1,787	59,123
Advisor Class	908	347,155	4,041	279,231	2,645	167,753
Payments for shares redeemed:
Class A	(2,141,789)	(13,996,599)	(3,329,361)	(9,059,520)	(457,076)	(3,070,400)
Class C	(1,474,451)	(6,595,814)	(626,938)	(2,027,238)	(273,823)	(1,150,837)
Advisor Class	(147,457)	(15,791,217)	(98,796)	(10,461,336)	—	(7,786,274)
Net increase (decrease) in net assets from shares of beneficial interest	(3,604,348)	(24,709,426)	(3,681,922)	8,534,566	(696,077)	(5,933,284)

NET INCREASE (DECREASE) IN NET ASSETS	(2,722,217)	(27,682,080)	(2,096,773)	4,154,397	(585,931)	(7,086,383)

NET ASSETS
Beginning of Year/Period	19,029,118	46,711,198	18,200,826	14,046,429	3,379,902	10,466,285
End of Year/Period*	$16,306,901	$19,029,118	$16,104,053	$18,200,826	$2,793,971	$3,379,902
*Includes accumulated net investment income (loss) of:	$336,194	$232,747	$252,821	$—	$(64,078)	$(66,506)

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Statements of Changes in Net Assets (Continued)

	AR Capital		AR Capital		AR Capital
	Real Estate Income Fund		BDC Income Fund		Global Real Estate Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	421	436,537	19,569	1,269,383	162	460,396
Shares Reinvested	6,559	126,351	15,114	91,757	726	17,630
Shares Redeemed	(196,106)	(1,308,872)	(370,426)	(1,057,200)	(50,858)	(368,032)
Net increase (decrease) in shares of beneficial interest outstanding	(189,126)	(745,984)	(335,743)	303,940	(49,970)	109,994

Class C:
Shares Sold	4,898	264,181	2,803	557,108	2,622	117,797
Shares Reinvested	2,711	63,306	4,737	24,357	199	6,809
Shares Redeemed	(136,076)	(621,335)	(69,445)	(239,928)	(30,215)	(134,406)
Net increase (decrease) in shares of beneficial interest outstanding	(128,467)	(293,848)	(61,905)	341,537	(27,394)	(9,800)

Advisor Class:
Shares Sold	—	153,480	—	1,318,933	—	45,800
Shares Reinvested	82	32,853	472	32,916	294	18,977
Shares Redeemed	(13,253)	(1,461,815)	(10,948)	(1,310,008)	—	(875,610)
Net increase (decrease) in shares of beneficial interest outstanding	(13,171)	(1,275,482)	(10,476)	41,841	294	(810,833)

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months		Year Ended	Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$10.66		$11.40	$10.21	$10.00
Activity from investment operations:
Net investment income[2]	0.16		0.30	0.26	0.28
Net realized and unrealized gain (loss) on investments	0.49		(0.03)	1.57	0.18	[3]
Total from investment operations	0.65		0.27	1.83	0.46
Less distributions from:
Net investment income	(0.09)		(0.46)	(0.57)	(0.17)
Net realized gains	—		(0.55)	(0.07)	(0.08)
Total distributions	(0.09)		(1.01)	(0.64)	(0.25)
Net asset value, end of period	$11.22		$10.66	$11.40	$10.21
Total return[4]	6.08	% [5]	2.79%	18.47%	4.83	% [5]
Net assets, at end of period (000s)	$9,868		$11,396	$20,677	$14,362
Ratio of gross expenses to average net assets	2.52	% [6]	2.22%	2.46%	4.22	% [6]
Ratio of net expenses to average net assets[7]	1.40	% [6]	1.36%	1.40%	1.40	% [6]
Ratio of net investment income to average net assets	2.88	% [6]	2.75%	2.41%	3.47	% [6]
Portfolio Turnover Rate	110	% [5]	99%	104%	86	% [5]

	Class C
	Six Months		Year Ended	Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$10.62		$11.34	$10.17	$10.00
Activity from investment operations:
Net investment income[2]	0.11		0.23	0.21	0.26
Net realized and unrealized gain on investments	0.48		— [3]	1.52	0.15	[3]
Total from investment operations	0.59		0.23	1.73	0.41
Less distributions from:
Net investment income	(0.06)		(0.40)	(0.49)	(0.16)
Net realized gains	—		(0.55)	(0.07)	(0.08)
Total distributions	(0.06)		(0.95)	(0.56)	(0.24)
Net asset value, end of period	$11.15		$10.62	$11.34	$10.17
Total return[4]	5.61	% [5]	2.37%	17.49%	4.23	% [5]
Net assets, at end of period (000s)	$5,846		$6,931	$10,739	$2,763
Ratio of gross expenses to average net assets	3.28	% [6]	2.83%	3.21%	4.97	% [6]
Ratio of net expenses to average net assets[7]	2.15	% [6]	1.97%	2.15%	2.15	% [6]
Ratio of net investment income to average net assets	2.07	% [6]	2.16%	1.97%	3.30	% [6]
Portfolio Turnover Rate	110	% [5]	99%	104%	86	% [5]

1	The inception date of AR Capital Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

5	Not Annualized.

6	Annualized.

7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Advisor Class
	Six Months		Year Ended	Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015	March 31, 2014[1]
	(Unaudited)
Net asset value, beginning of period	$10.65		$11.40	$10.22	$10.00
Activity from investment operations:
Net investment income[2]	0.17		0.26	0.27	0.25
Net realized and unrealized gain on investments	0.48		0.02 [3]	1.58	0.23	[3]
Total from investment operations	0.65		0.28	1.85	0.48
Less distributions from:
Net investment income	(0.09)		(0.48)	(0.60)	(0.18)
Net realized gains	—		(0.55)	(0.07)	(0.08)
Total distributions	(0.09)		(1.03)	(0.67)	(0.26)
Net asset value, end of period	$11.21		$10.65	$11.40	$10.22
Total return[4]	6.16	% [5]	2.90%	18.71%	5.01	% [5]
Net assets, at end of period (000s)	$592		$703	$15,295	$17,533
Ratio of gross expenses to average net assets	2.28	% [6]	2.01%	2.21%	3.97	% [6]
Ratio of net expenses to average net assets[7]	1.15	% [6]	1.15%	1.15%	1.15	% [6]
Ratio of net investment income to average net assets	3.08	% [6]	2.40%	2.54%	3.09	% [6]
Portfolio Turnover Rate	110	% [5]	99%	104%	86	% [5]

1	The inception date of AR Capital Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

5	Not Annualized.

6	Annualized.

7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital BDC Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015[1]		September 30, 2016		March 31, 2016	March 31, 2015[1]
	(Unaudited)					(Unaudited)
Net asset value, beginning of period	$8.51		$9.66	$10.00		$8.48		$9.64	$10.28
Activity from investment operations:
Net investment income[2]	0.29		0.70	0.77		0.26		0.67	0.54
Net realized and unrealized gain (loss) on investments	0.66		(1.17)	(0.62)		0.66		(1.19)	(0.71)
Total from investment operations	0.95		(0.47)	0.15		0.92		(0.52)	(0.17)
Less distributions from:
Net investment income	(0.15)		(0.68)	(0.49)		(0.14)		(0.64)	(0.47)
Total distributions	(0.15)		(0.68)	(0.49)		(0.14)		(0.64)	(0.47)
Net asset value, end of period	$9.31		$8.51	$9.66		$9.26		$8.48	$9.64
Total return[3]	11.33	% [4]	(4.83)%	1.56	% [4]	10.92	% [4]	(5.40)%	(1.62	)% [4]
Net assets, at end of period (000s)	$10,933		$12,853	$11,658		$4,782		$4,905	$2,282
Ratio of gross expenses to average net assets	2.99	% [5]	2.66%	7.61	% [5]	3.69	% [5]	3.22%	6.71	% [5]
Ratio of net expenses to average net assets[6]	1.50	% [5]	1.45%	1.50	% [5]	2.25	% [5]	2.00%	2.25	% [5]
Ratio of net investment income to average net assets	6.48	% [5]	7.89%	8.94	% [5]	5.79	% [5]	7.67%	9.61	% [5]
Portfolio Turnover Rate	30	% [4]	166%	33	% [4]	30	% [4]	166%	33	% [4]

1	The inception date of AR Capital BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for the Class A shares is May 2, 2014. The Class C shares commencement of operations and start of performance is September 9, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital BDC Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Advisor Class
	Six Months Ended		Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015[1]
	(Unaudited)
Net asset value, beginning of period	$8.40		$9.65	$10.00
Activity from investment operations:
Net investment income[2]	0.34		0.80	1.55
Net realized and unrealized gain (loss) on investments	0.61		(1.36)	(1.40)
Total from investment operations	0.95		(0.56)	0.15
Less distributions from:
Net investment income	(0.16)		(0.69)	(0.50)
Total distributions	(0.16)		(0.69)	(0.50)
Net asset value, end of period	$9.19		$8.40	$9.65
Total return[3]	11.43	% [4]	(5.76)%	1.59	% [4]
Net assets, at end of period (000s)	$389		$443	$106
Ratio of gross expenses to average net assets	2.74	% [5]	2.47%	10.23	% [5]
Ratio of net expenses to average net assets[6]	1.25	% [5]	1.25%	1.25	% [5]
Ratio of net investment income to average net assets	6.67	% [5]	9.30%	17.58	% [5]
Portfolio Turnover Rate	30	% [4]	166%	33	% [4]

1	The inception date of AR Capital BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for the Advisor Class shares is May 2, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015[1]		September 30, 2016		March 31, 2016	March 31, 2015[1]
	(Unaudited)					(Unaudited)
Net asset value, beginning of period	$8.84		$9.58	$10.00		$8.84		$9.57	$10.00
Activity from investment operations:
Net investment income[2]	0.05		0.29	0.27		0.02		0.27	0.29
Net realized and unrealized gain (loss) on investments	0.31		(0.58)	(0.30)		0.31		(0.60)	(0.36)
Total from investment operations	0.36		(0.29)	(0.03)		0.33		(0.33)	(0.07)
Less distributions from:
Net investment income	(0.04)		(0.36)	(0.39)		(0.03)		(0.31)	(0.36)
Return of capital	—		(0.09)	—		—		(0.09)	—
Total distributions	(0.04)		(0.45)	(0.39)		(0.03)		(0.40)	(0.36)

Net asset value, end of period	$9.16		$8.84	$9.58		$9.14		$8.84	$9.57
Total return[3]	4.11	% [4]	(2.87)%	(0.23	)% [4]	3.58	% [4]	(3.33)%	(0.67	)% [4]
Net assets, at end of period (000s)	$1,537		$1,926	$1,032		$750		$967	$1,141
Ratio of gross expenses to average net assets	9.16	% [5]	5.01%	4.58	% [5]	10.17	% [5]	5.63%	9.47	% [5]
Ratio of net expenses to average net assets[6]	1.50	% [5]	1.46%	1.50	% [5]	2.25	% [5]	2.08%	2.25	% [5]
Ratio of net investment income to average net assets	1.13	% [5]	3.26%	4.46	% [5]	0.45	% [5]	3.10%	4.70	% [5]
Portfolio Turnover Rate	109	% [4]	289%	212	% [4]	109	% [4]	289%	212	% [4]

1	The inception date of AR Capital Global Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

AR Capital Global Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Advisor Class
	Six Months Ended		Year Ended	Period Ended
	September 30, 2016		March 31, 2016	March 31, 2015[1]
	(Unaudited)
Net asset value, beginning of period	$8.85		$9.58	$10.00
Activity from investment operations:
Net investment income[2]	0.07		0.47	0.33
Net realized and unrealized gain (loss) on investments	0.30		(0.74)	(0.34)
Total from investment operations	0.37		(0.27)	(0.01)
Less distributions from:
Net investment income	(0.05)		(0.37)	(0.41)
Return of capital	—		(0.09)	—
Total distributions	(0.05)		(0.46)	(0.41)
Net asset value, end of period	$9.17		$8.85	$9.58
Total return[3]	4.17	% [4]	(2.60)%	(0.07	)% [4]
Net assets, at end of period (000s)	$507		$487	$8,293
Ratio of gross expenses to average net assets	8.72	% [5]	4.80%	4.30	% [5]
Ratio of net expenses to average net assets[6]	1.25	% [5]	1.25%	1.25	% [5]
Ratio of net investment income to average net assets	1.50	% [5]	5.25%	5.39	% [5]
Portfolio Turnover Rate	109	% [4]	289%	212	% [4]

1	The inception date of AR Capital Global Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2016 (Unaudited)

1.	ORGANIZATION

Realty Capital Income Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 28, 2012, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three separate series included in these financial statements. On June 8, 2016 The Board of Trustees (“The Board”) accepted the resignation of National Fund Advisors, LLC (“NFA”) as investment adviser to the Trust effective as of the close of business on June 30, 2016, and approved Shelton Capital Management (“Shelton” or “Adviser”) as interim investment adviser to become effective July 1, 2016.

AR Capital Real Estate Income Fund (“Real Estate Income Fund”) is a non-diversified series of the Trust. The inception date is June 4, 2013, and the commencement date of operations is June 7, 2013. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016 NFA became the sub-adviser to the Fund.

AR Capital BDC Income Fund (“BDC Income Fund”) is a non-diversified series of the Trust. The inception date is April 22, 2014, and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. The BDC Income Fund’s sub-adviser is BDCA Adviser, LLC.

AR Capital Global Real Estate Income Fund (“Global Real Estate Income Fund”) is a non-diversified series of the Trust. The inception date is August 7, 2014 and the commencement date of operations on August 11, 2014. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016 NFA became the sub-adviser to the Fund.

Effective August 1, 2016 the Fund’s Prospectus lapsed and the Fund is currently not offering shares until the Funds are reorganized as shown in note 5. Prior to August 1, 2016, The Funds offered Class A, Class C and Advisor Class shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 4.50%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of 1% at the current NAV or the original cost of the shares sold, whichever is less. Class C shares sold within 12 months of their date of purchase, may pay a CDSC equal to 1% of the current NAV of the shares or their original cost, whichever is less. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. Advisor Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Options and warrants for which the primary market is a national securities exchange will be valued at last sale price on the principal exchange on which they are traded, or, in the absence of any sale during the trading period immediately preceding the valuation time, at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Options and warrants not listed on a national securities exchange will be valued at their last quoted bid price. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation. Bonds will be valued at the mean of the last bid and asked prices available. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016, for each Fund’s assets and liabilities measured at fair value:

Real Estate Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$9,519,210	$—	$—	$9,519,210
Preferred Stock	5,453,419	—	—	5,453,419
Bonds & Notes	—	262,187	—	262,187
Short-Term Investments	786,145	—	—	786,145
Total Assets	$15,758,774	$262,187	$—	$16,020,961

BDC Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$14,421,073	$—	$—	$14,421,073
Preferred Stock	1,514,857	—	—	1,514,857
Short-Term Investments	178,319	—	—	178,319
Total Assets	$16,114,249	$—	$—	$16,114,249

Global Real Estate Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$2,591,719	$—	$—	$2,591,719
Short-Term Investments	155,203	—	—	155,203
Total Assets	$2,746,922	$—	$—	$2,746,922

The Funds did not hold any Level 3 securities during the year. There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	See Schedules of Investments for industry classification.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the returns filed for the open tax year 2014 to 2016 for the Real Estate Income Fund, the open tax year 2015 and 2016 for the BDC Income Fund and Global Real Estate Income Fund, or expected to be taken on returns filed for each fund for the open tax year 2017. Each Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where a Fund makes significant investments; however, no Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

Investment Companies – Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 2016, were as follows:

Fund	Purchases	Sales
Real Estate Income	$16,934,324	$20,862,090
BDC Income	5,202,750	8,033,021
Global Real Estate Income	2,862,836	3,483,716

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The Board approved an interim investment advisory agreement (the “Interim Advisory Agreement”) to become effective July 1, 2016 between the Trust and Shelton. Under the Interim Advisory Agreement, Shelton will provide or arrange to provide the same advisory services to the Funds on the same terms as those provided under the previous investment advisory agreement (the “Prior Investment Advisory Agreement”) between the Trust and NFA. Pursuant to the Prior and Interim Advisory Agreement with the Funds, the Adviser direct the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate as shown in the table below upon the average daily net assets of the applicable Fund. The Funds’ sub-advisers are paid by the Adviser, not the Funds.

Effective July 1, 2016, Shelton has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the “Other Expenses” to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

effect indefinitely. Shelton may recoup from the Fund any fees or expenses previously waived or paid by Shelton or NFA pursuant to this agreement for three years from the date they were waived or paid. Shelton’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid. Prior to July 1, 2016 NFA had contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, distribution fees, and extraordinary expenses) in order to limit the Funds’ Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”).

				Advisory Fees Waived
	Advisory	Expense	Advisory Fees	Fees Waived or
Fund	Agreement	Limitation Expires	Earned	Expenses Reimbursed
Real Estate Income	0.80%	Indefinite	$70,629	$98,824
BDC Income	0.90%	Indefinite	78,425	128,502
Global Real Estate Income	0.90%	Indefinite	13,669	118,846

The Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated in the table below:

	March 31,
Fund	2018	2019	2020
Real Estate Income	$425,681	$305,545	$98,824
BDC Income	286,420	281,806	128,502
Global Real Estate Income	214,784	283,127	118,846

Distribution Fees – The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee (the “12b-1” Fee) is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily NAV of the Class A and Class C shares, respectively, for the Funds. The 12b-1 Fee is paid to RFS Partners (the “Distributor”). With respect to the Class A shares of the Real Estate Income Fund, the BDC Income Fund, and the Global Real Estate Income Fund, 0.25% is paid for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the Distributor. With respect to Class C shares of the Funds, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.75% is paid for distribution services, including past distribution services incurred. This payment is fixed at 1.00% and is not based on expenses incurred by the Distributor.

For the period discussed above, the Distributor acted as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Advisor Class shares. The Distributor is an affiliate of Shelton. For the period April 1, 2016 through September 30, 2016, the Distributor received underwriting commissions as shown in the table below for sales of Class A shares and Class C shares respectively, and the amounts retained by the principal underwriter or other affiliated broker-dealers from the sales of Class A shares and Class C shares, respectively.

		Class A		Class C
Fund	Class A	retained	Class C	retained
Real Estate Income	$40	$3	$1,389	$871
BDC Income	7,933	888	1,320	1,070
Global Real Estate Income	40	2	332	332

Trustees Fees – Each Trustee who is not an interested person of the Trust or Adviser will receive a yearly retainer of $10,000 and a per meeting fee of $1,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Chief Compliance Officer and Chief Financial Officer Fees – Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), employees of Vigilant serve as Chief Compliance Officer and Chief Financial Officer of the Funds. For the provision of these services, Vigilant receives compensation from the Trust.

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

For the six months ended September 30, 2016, the amounts accrued for payment to Vigilant for these services were as follows:

Fund	Accrued
Real Estate Income	$9,351
BDC Income	9,351
Global Real Estate Income	9,125

These amounts are shown in the Statements of Operations under “Professional fees” and “Compliance officer fees”.

Administration Fund Accounting and Transfer Agency Services Fees – Pursuant to a separate servicing agreement with Gemini Fund Services (“GFS”), GFS serves as the administrator, fund accountant and transfer agent. The Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	For the year ended March 31, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Real Estate Income	$1,312,311	$1,310,714	$—	$2,623,025
BDC Income	1,895,840	—	—	1,895,840
Global Real Estate	370,952	—	47,303	418,255

	For the year or period ended March 31, 2015
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Real Estate Income	$2,321,774	$81,751	$—	$2,403,525
BDC Income	443,308	5,045	—	448,353
Global Real Estate	406,026	16,328	—	422,354

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Fund	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Real Estate Income	$232,747	$870,030	$—	$—	$—	$1,791,582	$2,894,359
BDC Income	—	—	(950,900)	—	(2,616,888)	(997,014)	(4,564,802)
Global Real Estate Income	—	—	(1,558,115)	—	(37,979)	15,711	(1,580,383)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and undistributed net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Real Estate Income	$—

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30,2016 (Unaudited) (Continued)

BDC Income	—
Global Real Estate	33,571

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Real Estate Income	$—
BDC Income	2,616,888
Global Real Estate	4,408

At March 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Real Estate Income	$—	$—	$—
BDC Income	897,749	53,151	950,900	Non-expiring
Global Real Estate	1,443,963	114,152	1,558,115	Non-expiring

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains, the reclassification of Fund distributions, and tax adjustments for passive foreign investment companies and partnerships, resulted in reclassification for the year ended March 31, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Real Estate Income	$—	$652,509	$(652,509)
BDC Income	(20,631)	20,631	—
Global Real Estate	3	6,581	(6,584)

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective at the close of business November 4, 2016 the Trust completed a reorganization with SCM Trust between the AR Capital Real Estate Fund, the AR Capital Global Real Estate Fund and the Shelton Real Estate Fund. The AR Capital Real Estate Fund is the Predecessor Fund of the Shelton Real Estate Fund. The Trusts also completed a reorganization between the AR Capital BDC Income Fund and the Shelton BDC Income Fund. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares.

Realty Capital Income Funds Trust
Expense Example, September 30, 2016 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016, through September 30, 2016.

Actual Expenses

The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s
	Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value 04/01/16	Value 09/30/2016	During Period *	Value 09/30/2016	During Period *
Real Estate Income Fund Class A	1.40%	$1,000.00	$1,060.80	$7.23	$1,018.05	$7.08
Real Estate Income Fund Class C	2.15%	1,000.00	1,056.10	11.08	1,014.29	10.86
Real Estate Income Fund Advisor Class	1.15%	1,000.00	1,061.60	5.94	1,019.30	5.82
BDC Income Fund Class A	1.50%	1,000.00	1,113.30	7.95	1,017.55	7.59
BDC Income Fund Class C	2.25%	1,000.00	1,109.20	11.90	1,013.79	11.36
BDC Income Fund Advisor Class	1.25%	1,000.00	1,114.30	6.63	1,018.80	6.33
Global Real Estate Income Fund Class A	1.50%	1,000.00	1,041.10	7.68	1,017.55	7.59
Global Real Estate Income Fund Class C	2.25%	1,000.00	1,035.80	11.48	1,013.79	11.36
Global Real Estate Income Fund Advisor Class	1.25%	1,000.00	1,041.70	6.40	1,018.80	6.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by 183/365 to reflect the number of days in the period.

Realty Capital Income Funds Trust
Supplemental Information, September 30, 2016 (Unaudited)

Consideration and Approval of the Interim Investment Advisory Agreement for the AR Capital Real Estate Income Fund, the AR Capital Global Real Estate Income Fund, and the AR Capital BDC Income Fund; Consideration and Approval of the Interim Investment Sub-Advisory Agreement for the AR Capital Real Estate Income Fund and the AR Capital Global Real Estate Fund; Consideration and Approval of Interim Investment Sub-Advisory Agreement for the AR Capital BDC Income Fund (Unaudited)

At a meeting held on June 8, 2016, (the “Meeting”), the Board of Trustees (the “Board”) of Realty Capital Income Funds Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of:

●	the interim investment advisory agreement (the “Interim Advisory Agreement”) between Shelton Capital Management (“Shelton”) and the Trust on behalf of the AR Capital Real Estate Income Fund (the “Real Estate Income Fund”), the AR Capital Global Real Estate Income Fund (the “Global Real Estate Income Fund”), and the AR Capital BDC Income Fund (the “BDC Income Fund,” and together with the Real Estate Income Fund and the Global Real Estate Income Fund, each a “Fund,” and together, the “Funds”);

●	the interim investment sub-advisory agreement between Shelton and National Fund Advisors, LLC (“NFA”) on behalf of the Real Estate Income Fund and the Global Real Estate Income Fund (the “NFA Interim Sub-Advisory Agreement”);

●	the interim investment sub-advisory agreement between Shelton and BDCA Adviser, LLC (“BDCA Adviser”) on behalf of the BDC Income Fund (the “BDCA Interim Sub-Advisory Agreement,” and together with the Interim Advisory Agreement and the NFA Interim Sub-Advisory Agreement, the “Interim Agreements”).

In connection with the Board’s consideration of the Interim Agreements, the Board considered materials provided to the Board prior to the Meeting, as well as information provided to the Board in executive sessions prior to and during the Meeting. The Board requested and received from Shelton, NFA, and BDCA Adviser information that the Board deemed reasonably necessary to evaluate the quality of the services to be provided, and the reasonableness of the fees to be charged, under the Interim Agreements.

During its consideration of the Interim Agreements, the Board did not identify any single factor as controlling or assign relative weights to all of the factors considered by the Board. However, the Board gave significant weight to the fact that NFA resigned as the Trust’s investment adviser as of June 30, 2016, and that the Board approved the termination of the investment advisory agreement between NFA and the Trust effective June 30, 2016, and that the Trust’s sub-advisory agreements would be automatically terminated as of the same date. The Board also gave significant weight to the proposed reorganization of the Trust, whereby the Trust would assign all assets and liabilities of each Fund to a corresponding series of SCM Trust, a registered open-end management investment company for which Shelton serves as investment

Realty Capital Income Funds Trust
Supplemental Information, September 30, 2016 (Unaudited)

adviser, pursuant to a plan of reorganization to be presented to the Board at a subsequent meeting and to be presented to the Trust’s shareholders upon Board approval (the “Reorganization”). The Board considered that under the Interim Agreements, Shelton would serve as the interim investment adviser for the Funds, NFA would serve as the interim sub-adviser for the Real Estate Income Fund and Global Real Estate Income Fund, and BDCA Adviser would serve as the interim sub-adviser for the BDC Income Fund. The Board considered that the Interim Agreements, if approved, would remain in effect for no greater than 150 days following the termination of the Trust’s investment advisory and sub-advisory agreements.

In addition to the foregoing, matters considered by the Board, including the Independent Trustees, in connection with the approval of the Interim Agreements included the following:

Consideration of the Interim Advisory Agreement

Nature, Extent, and Quality of the Services. The Board, including the Independent Trustees, considered the nature, extent and quality of the investment advisory services to be provided by Shelton to the Funds under the Interim Advisory Agreement during the period leading up to the proposed Reorganization. The Trustees reviewed the materials submitted by Shelton, including the Interim Advisory Agreement, a description of the manner in which investment decisions would be made and executed, Shelton’s Form ADV Parts I and II, information on the organizational structure and officers of Shelton, and an overview of the personnel who would perform services for the Funds, including the team of individuals that primarily monitor and execute the investment and administration process. The Board reviewed the expected resources of Shelton and the composition, education, and experience of Shelton’s investment professionals. The Board concluded that the nature, quality, and extent of the services to be provided to the Funds by Shelton under the Interim Advisory Agreement in the period leading up to the proposed Reorganization are appropriate and that the Funds are likely to benefit from the provision of these services.

Investment Performance. The Board reviewed the performance of the Funds. The Board concluded that, although past performance is not necessarily indicative of future results, the Board was satisfied with the performance of the Funds and believed that their performance records would be able to continue under the Interim Advisory Agreement.

Advisory Fees. The Board considered comparative data information with respect to services rendered and the advisory fees paid to investment advisers of other funds with similar investment objectives as the Funds. The Board reviewed the questionnaire completed, and materials provided in connection therewith, by Shelton. The Board considered that the fees paid in connection with the Interim Advisory Agreement are the same as the fees paid by the Funds to NFA under the Trust’s current investment advisory agreement to be terminated as of June 30, 2016. In light of this comparative data, the Board considered the Funds’ operating expenses and expense ratios compared to other funds. Based upon its review, the Board concluded that the management fees to be paid under the Interim Advisory Agreement were reasonable in light of the nature, quality, and extent of the services each Fund would receive from Shelton.

Realty Capital Income Funds Trust
Supplemental Information, September 30, 2016 (Unaudited)

Profitability of Investment Adviser. As to the costs of the services provided and the profits realized by Shelton under the Interim Advisory Agreement, the Trustees reviewed Shelton’s analysis of its profitability. The Board also noted that NFA had entered into an expense limitation agreement to limit the “Other Expenses” of each Fund in the Trust to an annual percentage of 0.35% (the “Expense Limitation Agreement”), and that NFA would assign the Expense Limitation Agreement to Shelton. As a result of the Expense Limitation Agreement, the Board concluded that Shelton was not expected to make a profit under the Interim Advisory Agreement.

Economies of Scale. Given the size of the Funds, the Board concluded that it was not necessary to consider economies of scale in connection with the Interim Advisory Agreement.

Conclusion. Having requested and received such information from Shelton as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that approval of the Interim Advisory Agreement was in the best interests of each of the Funds and their respective shareholders, and that the compensation payable to Shelton under the Interim Advisory Agreement was reasonable in relation to the services to be provided by Shelton to the Funds.

Consideration of the NFA Interim Sub-Advisory Agreement

Nature, Extent, and Quality of the Services. The Trustees reviewed materials provided by NFA related to the NFA Interim Sub-Advisory Agreement, including a description of NFA, a review of the professional personnel that will perform services for the Global Real Estate Income Fund and Real Estate Income Fund, NFA’s Form ADV Parts I and II, a description of NFA’s portfolio management process and trading system, and NFA’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). In reaching their conclusions, the Trustees noted that NFA has experience in serving as the investment adviser to the Real Estate Income Fund and the Global Real Estate Income Fund. The Trustees then concluded that NFA has the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the NFA Interim Sub-Advisory Agreement.

Performance. With respect to the Real Estate Income Fund’s performance, the Trustees referred to the materials submitted by NFA that compared the Real Estate Income Fund’s performance to the performance of the FTSE NAREIT All REIT’s index (for this paragraph only, the “Index”). The Trustees noted that the Real Estate Income Fund’s Class A shares returned of 9.35% as compared to the Index’s 11.02% return for the period since inception to May 31, 2016. The Trustees also considered information provided by NFA comparing the Real Estate Income Fund’s performance to other real-estate funds on both a risk adjusted basis and in terms of volatility and yield, and found that the Real Estate Income Fund compared favorably to the other funds selected by NFA as being competitors of the Fund.

Realty Capital Income Funds Trust
Supplemental Information, September 30, 2016 (Unaudited)

With respect to the Global Real Estate Income Fund’s performance, the Trustees referred to the materials submitted by NFA that compared the Global Real Estate Income Fund’s performance to the performance of the FTSE ERPA/NAREIT Global Total Return Index (for this paragraph only, the “Index”). The Trustees noted that the Global Real Estate Income Fund’s Class A shares returned 9.05% and -0.63% for the six month and since inception periods ended May 31, 2016, as compared to Index returns of 10.09% and 2.80% for the same periods, respectively.

Advisory Fees. As to fees and expenses payable for NFA’s services, the Trustees considered the allocation of the responsibilities between Shelton and NFA, and determined that the fees to be received by NFA for its management of the Real Estate Income Fund’s portfolio and the Global Real Estate Income Fund’s portfolio were reasonable in light of the nature, quality, and extent of the services the Real Estate Income Fund and the Global Real Estate Income Fund would each receive from NFA.

Profitability. The Trustees considered that NFA was not expected to earn a profit under the NFA Interim Sub-Advisory Agreement.

Economies of Scale. Given the size of the Real Estate Income Fund and the Global Real Estate Income Fund and the term of the NFA Interim Sub-Advisory Agreement, the Board concluded that it was not necessary to consider economies of scale in connection with the NFA Interim Sub-Advisory Agreement.

Conclusion. Having requested and received such information from NFA as the Board believed to bereasonably necessary to evaluate the terms of the NFA Interim Sub -Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that approval of the NFA Interim Sub-Advisory Agreement was in the best interests of the Real Estate Income Fund and the Global Real Estate Income Fund and their respective shareholders, and that the compensation payable to NFA was reasonable in relation to the services to be provided by NFA to the Real Estate Income Fund and the Global Real Estate Income Fund.

Consideration of the BDCA Interim Sub-Advisory Agreement

Nature, Extent, and Quality of the Services. The Trustees reviewed materials provided by BDCA Adviser related to the BDCA Interim Sub-Advisory Agreement, including a description of BDCA Adviser, a review of the professional personnel to perform services for the BDC Income Fund, a description of BDCA’s portfolio management process and trading system, and BDCA Adviser’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Trustees noted that BDCA Adviser has extensive experience in serving as the investment sub-adviser to the BDC Income Fund and, alongside with other affiliates of BDCA Adviser that have experience with establishing and managing business development companies (“BDCs”), has specialized experience as it relates to the analysis and evaluation of BDCs and the quality of the underlying securities comprising BDC holdings. The

Realty Capital Income Funds Trust
Supplemental Information, September 30, 2016 (Unaudited)

Trustees then concluded that BDCA Adviser has the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the BDCA Interim Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by BDCA Adviser to the BDC Income Fund were satisfactory and reliable.

Performance. With respect to the BDC Income Fund’s performance, the Trustees referred to the materials submitted by BDCA Adviser that compared the BDC Income Fund’s performance to the performance of the Wells Fargo BDC Index (for this paragraph only, the “Index”). The Trustees noted that the BDC Income Fund’s Class A shares returned 2.90% and (1.80)% for year-to-date and since inception periods ended March 31, 2016, compared to the Index’s return of 4.50% and (2.20)% for the same periods, respectively.

Advisory Fees. As to fees for BDCA Adviser’s services, the Trustees considered the allocation of the responsibilities as between Shelton and BDCA Adviser, and determined that the fees to be received by BDCA Adviser for its management of the BDC Income Fund’s portfolio was reasonable in light of the nature, quality, and extent of the services the BDC Income Fund would receive from BDCA Adviser.

Profitability. The Trustees considered that BDCA Adviser was not expected to earn a profit under the BDCA Interim Sub-Advisory Agreement.

Economies of Scale. Given the size of the BDC Income Fund and the term of the BDCA Interim Sub-Advisory Agreement, the Trustees concluded that it was not necessary to consider economies of scale in connection with the BDCA Interim Sub-Advisory Agreement.

Conclusion. Having requested and received such information from BDCA Adviser as the Board believed to be reasonably necessary to evaluate the terms of the BDCA Interim Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that approval of the BDCA Interim Sub-Advisory Agreement was in the best interests of the BDC Income Fund and its shareholders, and that the compensation payable to BDCA Adviser was reasonable in relation to the services to be provided by BDCA to the BDC Income Fund.

REALTY CAPITAL INCOME FUNDS TRUST

PRIVACY POLICY

1.	POLICY

Realty Capital Income Funds Trust (the “Trust”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Trust’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2.	HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3.	WHAT KIND OF INFORMATION WE COLLECT

The Trust may collect nonpublic personal information regarding investors from sources such as the following:

●	Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

●	Account History, including information about a shareholder’s losses or gains; and

●	Correspondence and Communication, with the Trust’s representatives and their affiliates.

4.	WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Trust personnel and employees of Trust service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders. Third parties that handle this information shall agree to follow the standards the Trust has established.

5.	UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Trust if there is any change in your personal information.

Adopted April 11, 2013

Proxy Voting Policy. Information regarding how the Funds vote proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

This information is for use with concurrent or prior delivery of a Fund’s prospectus. An investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. Please read a Fund’s prospectus and/or summary prospectus carefully before investing. A copy of each Fund’s prospectus is available at www.arcincomefunds.com or by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)                The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By  /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date  December 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date  December 08, 2016

By  /s/ Gerard Scarpati

Gerard Scarpati, Treasurer

Date December 08, 2016